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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Select Funds
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange

Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1.  Schedule of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (UNAUDITED)

Shares		Cost	Value

Common Stocks (124.83%)

Consumer Discretionary (47.12%)
	Automobile Manufacturers (15.04%)
1,110,000	Tesla Motors, Inc.[1]	$236,819,490	$255,044,700

	Automotive Retail (5.28%)
1,750,000	CarMax, Inc.[1]	60,586,458	89,425,000

	Hotels, Resorts & Cruise Lines (8.59%)
2,600,000	Hyatt Hotels Corp., Cl A1	72,054,423	128,674,000
306,200	Norwegian Cruise Line Holdings Ltd.[1,2]	14,013,329	16,929,798

		86,067,752	145,603,798
	Internet Retail (3.09%)
20,357,182	AO World plc (United Kingdom)[1,2]	43,575,320	52,335,996

	Leisure Facilities (7.30%)
925,800	Vail Resorts, Inc.	27,801,851	123,779,460

	Movies & Entertainment (4.58%)
5,374,321	Manchester United plc, Cl A2	91,547,645	77,605,195

	Restaurants (0.48%)
40,000	Panera Bread Co., Cl A1	6,855,645	8,193,200

	Specialty Stores (2.76%)
1,000,000	Dick’s Sporting Goods, Inc.	14,762,770	46,750,000

Total Consumer Discretionary		568,016,931	798,737,349

Financials (30.50%)
	Asset Management & Custody Banks (2.79%)
2,800,000	The Carlyle Group	71,504,669	47,264,000

	Investment Banking & Brokerage (4.96%)
3,000,000	The Charles Schwab Corp.	28,255,931	84,060,000

	Office REITs (1.75%)
985,000	Douglas Emmett, Inc.	29,254,614	29,658,350

	Property & Casualty Insurance (10.06%)
2,400,000	Arch Capital Group Ltd.[1,2]	31,929,993	170,640,000

	Specialized Finance (6.93%)
775,000	FactSet Research Systems, Inc.	50,806,618	117,435,750
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Specialized REITs (4.01%)
2,200,000	Gaming and Leisure Properties, Inc.	$71,552,343	$68,024,000

Total Financials		283,304,168	517,082,100

Health Care (12.68%)
	Health Care Equipment (4.62%)
1,000,000	IDEXX Laboratories, Inc.[1]	43,593,540	78,320,000

	Health Care Technology (3.28%)
3,000,000	Inovalon Holdings, Inc., CI A1	76,733,914	55,560,000

	Life Sciences Tools & Services (4.78%)
500,000	Illumina, Inc.[1]	63,840,699	81,055,000

Total Health Care		184,168,153	214,935,000

Industrials (11.21%)
	Research & Consulting Services (4.71%)
1,000,000	Verisk Analytics, Inc.[1]	26,448,818	79,920,000

	Trading Companies & Distributors (6.50%)
1,600,000	Air Lease Corp.	50,902,254	51,392,000
1,200,000	Fastenal Co.	20,800,846	58,800,000

		71,703,100	110,192,000

Total Industrials		98,151,918	190,112,000

Information Technology (23.32%)
	Application Software (2.42%)
1,100,000	Mobileye N.V.[1,2]	42,273,518	41,019,000

	Internet Software & Services (17.48%)
380,000	Benefitfocus, Inc.[1]	13,917,864	12,673,000
1,100,000	CoStar Group, Inc.[1]	112,737,432	206,987,000
3,000,000	Zillow Group, Inc., Cl A1	75,163,150	76,650,000

		201,818,446	296,310,000
	IT Consulting & Other Services (3.42%)
649,000	Gartner, Inc.[1]	41,264,138	57,988,150

Total Information Technology		285,356,102	395,317,150

Total Common Stocks		1,418,997,272	2,116,183,599

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (UNAUDITED)

Shares		Cost	Value

Private Equity Investments (0.37%)

Financials (0.37%)
	Asset Management & Custody Banks (0.37%)
7,579,130	Windy City Investments Holdings, L.L.C.[1,3,4,6]	$1,832,926	$6,290,678

Principal Amount

Short Term Investments (0.03%)

$466,250	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2016, 0.03% due 4/1/2016; Proceeds at maturity - $466,250; (Fully collateralized by $455,000 U.S. Treasury Note, 2.25% due 11/15/2025; Market value - $476,044)[5]	466,250	466,250

Total Investments (125.23%)		$1,421,296,448	2,122,940,527

Liabilities Less Cash and Other Assets (-25.23%)			(427,678,865)

Net Assets			$1,695,261,662

Retail Shares (Equivalent to $34.65 per share based on 28,550,022 shares outstanding)			$989,327,358

Institutional Shares (Equivalent to $35.19 per share based on 20,060,601 shares outstanding)			$705,934,304

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2016, the market value of restricted and fair valued securities amounted to $6,290,678 or 0.37% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (UNAUDITED)

Shares		Cost	Value

Common Stocks (89.35%)

Consumer Discretionary (41.81%)
	Automobile Manufacturers (11.60%)
90,000	Tesla Motors, Inc.[1]	$20,342,221	$20,679,300

	Hotels, Resorts & Cruise Lines (13.98%)
150,000	Choice Hotels International, Inc.	5,080,139	8,107,500
340,000	Hyatt Hotels Corp., Cl A1	12,201,302	16,826,600

		17,281,441	24,934,100
	Leisure Facilities (10.21%)
136,230	Vail Resorts, Inc.	8,272,836	18,213,951

	Movies & Entertainment (4.45%)
550,000	Manchester United plc, Cl A2	8,719,506	7,942,000

	Specialty Stores (1.57%)
60,000	Dick’s Sporting Goods, Inc.	951,325	2,805,000

Total Consumer Discretionary		55,567,329	74,574,351

Consumer Staples (2.58%)
	Household Products (2.58%)
50,000	Church & Dwight Co., Inc.	1,274,171	4,609,000

Financials (17.58%)
	Asset Management & Custody Banks (5.98%)
260,000	The Carlyle Group	6,556,081	4,388,800
200,000	Financial Engines, Inc.	6,804,436	6,286,000

		13,360,517	10,674,800
	Investment Banking & Brokerage (1.24%)
100,000	Virtu Financial, Inc., Cl A	2,035,675	2,211,000

	Property & Casualty Insurance (3.99%)
100,000	Arch Capital Group Ltd.[1,2]	1,800,056	7,110,000

	Specialized Finance (6.37%)
75,000	FactSet Research Systems, Inc.	5,828,282	11,364,750

Total Financials		23,024,530	31,360,550

Shares		Cost	Value

Common Stocks (continued)

Health Care (3.63%)
	Health Care Technology (3.63%)
350,000	Inovalon Holdings, Inc., CI A1	$6,670,109	$6,482,000

Industrials (8.52%)
	Building Products (3.08%)
160,000	CaesarStone Sdot-Yam Ltd.[1,2]	6,770,357	5,496,000

	Research & Consulting Services (2.69%)
60,000	Verisk Analytics, Inc.[1]	1,688,861	4,795,200

	Trading Companies & Distributors (2.75%)
100,000	Fastenal Co.	2,169,716	4,900,000

Total Industrials		10,628,934	15,191,200

Information Technology (15.23%)
	Application Software (3.11%)
101,870	Guidewire Software, Inc.[1]	4,816,692	5,549,878

	Internet Software & Services (12.12%)
225,000	Benefitfocus, Inc.[1]	5,980,202	7,503,750
75,000	CoStar Group, Inc.[1]	13,824,622	14,112,750

		19,804,824	21,616,500

Total Information Technology		24,621,516	27,166,378

Total Common Stocks		121,786,589	159,383,479

Preferred Stocks (3.70%)

Telecommunication Services (3.70%)
	Alternative Carriers (3.70%)
22,300	Iridium Communications, Inc., Series B, 6.75%[3]	5,814,082	6,590,765

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (6.89%)

$12,298,444	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2016, 0.03% due 4/1/2016; Proceeds at maturity - $12,298,454; (Fully collateralized by $12,375,000 U.S. Treasury Note, 2.00% due 8/15/2025; Market value - $12,545,156)[3]	$12,298,444	$12,298,444

Total Investments (99.94%)		$139,899,115	178,272,688

Cash and Other Assets Less Liabilities (0.06%)			109,312

Net Assets			$178,382,000

Retail Shares (Equivalent to $12.97 per share based on 3,252,319 shares outstanding)			$42,189,198

Institutional Shares (Equivalent to $13.14 per share based on 10,365,322 shares outstanding)			$136,192,802

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (UNAUDITED)

Shares		Cost	Value

Common Stocks (94.81%)

Australia (5.25%)
75,000	Bellamy’s Australia Ltd.	$621,692	$594,460
53,169	Domino’s Pizza Enterprises Ltd.	500,999	2,342,695
117,000	Newcrest Mining Ltd.[1]	1,239,805	1,521,081

Total Australia		2,362,496	4,458,236

Brazil (2.73%)
305,000	BM&FBOVESPA SA	1,011,383	1,304,604
35,000	Smiles SA	417,374	369,989
85,000	TOTVS SA	703,494	642,999

Total Brazil		2,132,251	2,317,592

Canada (4.77%)
20,000	Agnico Eagle Mines Ltd.	695,379	723,200
5,200	Constellation Software, Inc.	662,016	2,129,207
43,000	Suncor Energy, Inc.	1,518,473	1,195,830

Total Canada		2,875,868	4,048,237

Chile (0.73%)
30,000	Sociedad Química y Minera de Chile SA, ADR	622,607	616,500

China (8.34%)
16,500	Alibaba Group Holding Ltd., ADR[1]	1,320,260	1,303,995
950,000	China Telecom Corp. Ltd., Cl H	582,942	502,104
32,000	Ctrip.com International Ltd., ADR[1]	1,152,911	1,416,320
375,771	Haitong Securities Co., Ltd., Cl H	571,351	641,354
2,301,700	Kingdee International Software Group Co. Ltd.	313,565	738,813
19,000	TAL Education Group, ADR[1]	596,869	943,920
75,000	Tencent Holdings Ltd.	393,663	1,532,418

Total China		4,931,561	7,078,924

France (4.59%)
7,500	Eurofins Scientific SE	803,358	2,751,015
10,000	Ingenico Group SA	159,168	1,148,710

Total France		962,526	3,899,725

Germany (9.53%)
27,000	Brenntag AG	1,341,017	1,542,309
23,000	Fresenius Medical Care Ag & Co.	1,918,342	2,037,205
41,066	ProSiebenSat.1 Media SE	1,780,532	2,111,450
95,100	RIB Software AG	589,268	987,996
21,000	Symrise AG	256,258	1,409,858

Total Germany		5,885,417	8,088,818

Shares		Cost	Value

Common Stocks (continued)

Hong Kong (1.52%)
650,000	Man Wah Holdings Ltd.	$767,478	$825,346
300,000	Wynn Macau Ltd.[1]	363,188	464,076

Total Hong Kong		1,130,666	1,289,422

India (2.94%)
400,598	Dish TV India Ltd.[1]	407,785	524,472
140,000	SKS Microfinance Limited[1]	1,044,314	1,153,974
140,000	Zee Entertainment Enterprises Ltd.	719,129	818,045

Total India		2,171,228	2,496,491

Indonesia (2.49%)
849,373	Matahari Department Store Tbk PT	1,064,961	1,175,415
1,250,000	Sarana Menara Nusantara Tbk PT1	260,297	414,781
1,201,400	Tower Bersama Infrastructure Tbk PT1	489,510	527,764

Total Indonesia		1,814,768	2,117,960

Ireland (2.46%)
24,325	Ryanair Holdings plc, ADR[1]	875,438	2,087,571

Israel (5.76%)
25,500	Check Point Software Technologies Ltd.[1]	1,313,236	2,230,485
40,000	Mellanox Technologies Ltd.[1]	1,595,672	2,173,200
13,000	Mobileye N.V.[1]	373,004	484,770

Total Israel		3,281,912	4,888,455

Italy (1.15%)
14,000	Azimut Holding SpA	330,474	322,595
235,000	Intesa Sanpaolo SpA	817,123	650,867

Total Italy		1,147,597	973,462

Japan (9.84%)
30,000	Bridgestone Corp.	646,285	1,120,885
165,000	Daiwa Securities Group, Inc.	1,344,683	1,014,967
5,000	FANUC Corp.	338,413	776,800
42,000	Mitsui Fudosan Co. Ltd.	904,307	1,047,901
44,000	MonotaRO Co. Ltd.	488,819	1,307,744
105,000	Rakuten, Inc.	1,361,548	1,012,728
22,000	SoftBank Group Corp.	739,574	1,048,932
350,400	Sumitomo Mitsui Trust Holdings, Inc.	1,469,040	1,026,184

Total Japan		7,292,669	8,356,141

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Mexico (1.27%)
190,000	Grupo Financiero Banorte S.A.B. de C.V., Cl O	$1,055,958	$1,076,734

Norway (1.27%)
60,000	Golar LNG Ltd.	1,218,231	1,078,200

Russian Federation (0.78%)
43,000	Yandex N.V., Cl A1	597,547	658,760

South Africa (1.68%)
217,622	Steinhoff International Holdings N.V.	1,003,794	1,427,599

Spain (6.06%)
22,000	Aena SA, 144A1	2,062,982	2,840,084
75,000	Grifols SA, ADR	629,871	1,160,250
34,105	Industria de Diseño Textil SA	978,295	1,147,361

Total Spain		3,671,148	5,147,695

Switzerland (1.88%)
37,067	Julius Baer Group Ltd.	1,261,880	1,592,083

United Kingdom (15.92%)
200,000	Abcam plc	1,362,532	1,694,774
395,214	AO World plc[1]	1,297,019	1,016,050
75,000	Domino’s Pizza Group plc	675,667	1,085,804
52,200	easyJet plc	1,179,520	1,138,828
75,000	EMIS Group plc	1,099,560	1,092,267
63,000	Experian plc	595,153	1,126,522
85,300	Inchcape plc	746,005	886,375
41,000	Intertek Group plc	1,259,299	1,864,926
85,159	JUST EAT plc[1]	354,903	461,474
1,281,886	Lekoil Ltd.[1]	478,064	276,166
10,000	Reckitt Benckiser Group PLC	971,424	966,596
110,600	William Hill plc	629,058	519,437
350,000	Worldpay Group plc, 144A1	1,284,144	1,382,893

Total United Kingdom		11,932,348	13,512,112

United States (3.85%)
23,000	Agilent Technologies, Inc.	417,740	916,550
27,000	Arch Capital Group Ltd.[1]	983,682	1,919,700
180,155	TerraForm Global, Inc., Cl A	1,888,232	428,769

Total United States		3,289,654	3,265,019

Total Common Stocks		61,517,564	80,475,736

Principal Amount		Cost	Value

Short Term Investments (5.18%)

$4,398,675	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2016, 0.03% due 4/1/2016; Proceeds at maturity - $4,398,678; (Fully collateralized by $4,430,000 U.S. Treasury Note, 2.00% due 8/15/2025 Market value - $4,490,913)[2]	$4,398,675	$4,398,675

Total Investments (99.99%)		$65,916,239	84,874,411

Cash and Other Assets Less Liabilities (0.01%)			10,590

Net Assets			$84,885,001

Retail Shares (Equivalent to $17.76 per share based on 2,322,536 shares outstanding)			$41,250,685

Institutional Shares (Equivalent to $17.89 per share based on 2,439,001 shares outstanding)			$43,634,316

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2016, the market value of Rule 144A securities amounted to $4,222,977 or 4.97% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of March 31, 2016	of Net Assets

Consumer Discretionary	22.6%
Information Technology	18.7
Industrials	15.0
Financials	13.9
Health Care	11.4
Materials	5.0
Energy	3.0
Telecommunication Services	2.9
Consumer Staples	1.8
Utilities	0.5
Cash and Cash Equivalents*	5.2

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (UNAUDITED)

Shares		Cost	Value

Common Stocks (99.06%)

Consumer Discretionary (29.80%)
	Casinos & Gaming (3.84%)
2,625,950	MGM Resorts International[1]	$52,828,002	$56,300,368

	Home Furnishings (5.00%)
384,007	Mohawk Industries, Inc.[1]	57,312,418	73,306,936

	Home Improvement Retail (4.76%)
294,600	Home Depot, Inc.	23,251,206	39,308,478
402,050	Lowe’s Companies, Inc.	15,948,462	30,455,288

		39,199,668	69,763,766

	Homebuilding (2.87%)
1,424,300	Toll Brothers, Inc.[1]	47,651,045	42,031,093

	Hotels, Resorts & Cruise Lines (13.33%)
2,490,250	Hilton Worldwide Holdings, Inc.	61,537,234	56,080,430
1,021,900	Norwegian Cruise Line Holdings Ltd.[1,2]	33,740,528	56,500,851
516,800	Royal Caribbean Cruises Ltd.[2]	42,462,006	42,455,120
527,050	Wyndham Worldwide Corp.	31,162,454	40,282,431

		168,902,222	195,318,832

Total Consumer Discretionary		365,893,355	436,720,995

Financials (51.57%)
	Diversified Real Estate Activities (2.75%)
1,156,650	Brookfield Asset Management, Inc., Cl A2	34,282,820	40,239,854

	Office REITs (5.43%)
268,950	Boston Properties, Inc.	34,532,250	34,178,166
1,257,610	Douglas Emmett, Inc.	31,893,574	37,866,637
77,600	SL Green Realty Corp.	6,567,491	7,517,888

		72,993,315	79,562,691
	Real Estate Development (0.80%)
110,850	The Howard Hughes Corp.[1]	11,089,271	11,737,907

	Real Estate Operating Companies (2.27%)
1,975,450	Kennedy Wilson Europe Real Estate plc (United Kingdom)[2,3]	32,653,171	33,224,063
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Real Estate Services (11.53%)
2,446,100	CBRE Group, Inc., Cl A1	$63,339,341	$70,496,602
453,130	Jones Lang LaSalle, Inc.	48,903,501	53,161,212
2,072,000	Kennedy-Wilson Holdings, Inc.	39,236,801	45,376,800

		151,479,643	169,034,614
	Residential REITs (7.35%)
752,589	American Campus Communities, Inc.	31,334,749	35,439,416
201,750	AvalonBay Communities, Inc.	34,559,364	38,372,850
451,000	Equity Residential	36,227,676	33,838,530

		102,121,789	107,650,796
	Retail REITs (6.74%)
1,371,550	General Growth Properties, Inc.	37,641,879	40,776,181
279,100	Simon Property Group, Inc.	47,781,464	57,966,279

		85,423,343	98,742,460
	Specialized REITs (14.70%)
325,550	Alexandria Real Estate Equities, Inc.[3]	24,249,846	29,589,239
429,735	American Tower Corp.	38,041,086	43,991,972
441,100	Digital Realty Trust, Inc.	33,629,881	39,032,939
152,700	Equinix, Inc.	30,679,656	50,499,417
1,694,050	Gaming and Leisure Properties, Inc.	49,266,966	52,380,026

		175,867,435	215,493,593

Total Financials		665,910,787	755,685,978

Health Care (2.45%)
	Health Care Facilities (2.45%)
2,256,450	Brookdale Senior Living, Inc.[1]	30,953,932	35,832,426

Industrials (6.91%)
	Airport Services (4.01%)
111,600	Aena SA, 144A (Spain)[1,2]	11,972,893	14,406,972
658,250	Macquarie Infrastructure Corp.	40,757,404	44,392,380

		52,730,297	58,799,352
	Building Products (2.90%)
190,945	CaesarStone Sdot-Yam Ltd.[1,2]	2,666,552	6,558,961
548,200	Masonite International Corp.[1,2]	32,365,577	35,907,100

		35,032,129	42,466,061

Total Industrials		87,762,426	101,265,413

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (3.64%)
	IT Consulting & Other Services (3.64%)
1,542,200	InterXion Holding N.V.[1,2]	$45,813,915	$53,329,276

Materials (2.43%)
	Construction Materials (2.43%)
223,200	Martin Marietta Materials, Inc.	30,233,895	35,602,632

Telecommunication Services (2.26%)
	Integrated Telecommunication Services (1.18%)
172,700	SBA Communications Corp., Cl A1	12,222,220	17,299,359

	Wireless Telecommunication Services (1.08%)
47,541,820	Sarana Menara Nusantara Tbk PT (Indonesia)[1,2]	12,036,939	15,775,566

Total Telecommunication Services		24,259,159	33,074,925

Total Common Stocks		1,250,827,469	1,451,511,645

Principal Amount		Cost	Value

Short Term Investments (1.51%)

$22,162,551	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2016, 0.03% due 4/1/2016; Proceeds at maturity - $22,162,570; (Fully collateralized by $22,300,000 U.S. Treasury Note, 2.00% due 8/15/2025; Market value - $22,606,625)[4]	$22,162,551	$22,162,551

Total Investments (100.57%)		$1,272,990,020	1,473,674,196

Liabilities Less Cash and Other Assets (-0.57%)			(8,330,381)

Net Assets			$1,465,343,815

Retail Shares (Equivalent to $23.14 per share based on 27,837,731 shares outstanding)			$644,281,012

Institutional Shares (Equivalent to $23.42 per share based on 35,061,489 shares outstanding)			$821,052,060

R6 Shares (Equivalent to $23.42 per share based on 459 shares outstanding)			$10,743

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2016, the market value of Rule 144A securities amounted to $14,406,972 or 0.98% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (UNAUDITED)

Shares		Cost	Value

Common Stocks (88.87%)

Brazil (5.26%)
5,750,000	BM&FBOVESPA SA	$18,801,166	$24,594,997
2,000,312	Cetip SA - Mercados Organizados	22,581,357	22,336,024
440,000	Linx SA	8,591,358	5,866,422
1,300,000	Multiplus SA	14,723,212	11,844,312
1,500,000	Smiles SA	20,151,363	15,856,660
1,600,818	TOTVS SA	23,771,784	12,109,702

Total Brazil		108,620,240	92,608,117

Chile (0.76%)
650,000	Sociedad Química y Minera de Chile SA, ADR	13,499,415	13,357,500

China (23.39%)
425,000	Alibaba Group Holding Ltd., ADR[1]	33,258,356	33,587,750
6,500,000	China Everbright Ltd.	20,214,100	13,574,223
3,250,000	China Life Insurance Co., Ltd., Cl H	13,571,425	8,018,847
9,200,000	China Mengniu Dairy Co. Ltd.	20,592,775	14,658,614
2,200,000	China Mobile Ltd.	28,271,704	24,503,213
40,000,000	China Telecom Corp. Ltd., Cl H	25,115,460	21,141,240
5,000,000	China Unicom (Hong Kong) Ltd.	7,579,309	6,600,192
800,850	Ctrip.com International Ltd., ADR[1]	27,015,686	35,445,621
12,859,400	Haitong Securities Co., Ltd., Cl H	19,808,899	21,948,018
4,400,000	Huatai Securities Co. Ltd., Cl H, 144A1	13,214,525	10,470,586
45,000,000	Kingdee International Software Group Co. Ltd.	14,212,410	14,444,366
30,000,000	PetroChina Co. Ltd.	29,465,562	19,955,268
265,000	Qihoo 360 Technology Co. Ltd., ADR[1]	16,581,447	20,020,750
5,200,000	Shenzhou International Group Holdings Ltd.	23,397,303	28,321,527
6,750,000	Sinopharm Group Co. Ltd., Cl H	24,339,334	30,324,467
6,500,000	Sunny Optical Technology Group Co., Ltd.	15,181,639	18,182,756
690,515	TAL Education Group, ADR[1]	19,764,038	34,304,785
1,900,000	Tencent Holdings Ltd.	31,108,782	38,821,247
22,009,500	Zhaojin Mining Industry Co. Ltd.	13,102,453	17,108,585

Total China		395,795,207	411,432,055

Hong Kong (3.77%)
4,000,000	Luk Fook Holdings International Ltd.	12,984,840	9,085,577
21,500,000	Man Wah Holdings Ltd.	19,440,494	27,299,916
5,002,100	Techtronic Industries Co. Ltd.	20,229,584	19,795,996
6,500,000	Wynn Macau Ltd.[1]	15,723,635	10,054,980

Total Hong Kong		68,378,553	66,236,469

Shares		Cost	Value

Common Stocks (continued)

India (12.87%)
1,427,000	Amara Raja Batteries Ltd.	$8,867,611	$18,911,023
5,250,000	Coal India Ltd.	30,819,206	23,145,268
3,752,679	DEN Networks Ltd.[1]	10,244,650	4,890,425
12,084,985	Dish TV India Ltd.[1]	11,232,401	15,821,937
1,650,000	Divi’s Laboratories Ltd.	18,091,285	24,598,324
7,250,000	Exide Industries Ltd.	19,575,796	15,255,955
750,000	Glenmark Pharmaceuticals Ltd.	9,224,282	9,004,304
5,770,000	Hathway Cable and Datacom Ltd.[1]	5,093,897	3,376,307
250,653	Lupin Ltd.	3,862,307	5,598,980
3,000,000	Motherson Sumi Systems Ltd.	15,065,022	12,070,671
1,500,000	PVR Ltd.	14,319,859	16,635,962
3,000,000	SKS Microfinance Limited[1]	23,086,849	24,728,000
2,500,000	Sun TV Network Ltd.	15,534,838	14,249,311
800,000	Torrent Pharmaceuticals Ltd.	6,501,812	16,190,872
3,754,000	Zee Entertainment Enterprises Ltd.	17,633,395	21,935,298

Total India		209,153,210	226,412,637

Indonesia (3.45%)
20,092,000	Bank Rakyat Indonesia (Persero) Tbk PT1	14,442,863	17,311,546
15,503,527	Matahari Department Store Tbk PT	19,623,356	21,454,730
27,631,350	Sarana Menara Nusantara Tbk PT1	8,841,958	9,168,774
29,000,000	Tower Bersama Infrastructure Tbk PT1	15,623,375	12,739,442

Total Indonesia		58,531,552	60,674,492

Korea, Republic of (7.20%)
225,000	Grand Korea Leisure Co., Ltd.	9,088,560	4,495,671
95,000	LG Chem Ltd.	23,916,883	27,205,754
31,000	LG Household & Health Care Ltd.	19,007,621	25,616,474
38,000	Samsung Electronics Co., Ltd.	47,748,858	43,595,663
250,000	Samsung Life Insurance Co. Ltd.	25,405,707	25,686,429

Total Korea, Republic of		125,167,629	126,599,991

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Mexico (7.55%)
300,000	Fomento Económico Mexicano, S.A.B. de C.V., ADR	$27,502,978	$28,893,000
1,100,000	GRUMA S.A.B. de C.V., Cl B	15,393,382	17,444,370
5,000,000	Grupo Financiero Banorte S.A.B. de C.V., Cl O	27,409,499	28,335,113
8,317,513	Grupo Lala S.A.B. de C.V.	16,819,981	22,607,340
3,500,000	Infraestructura Energetica Nova S.A.B. de C.V.	19,638,545	14,221,096
9,000,000	Wal-Mart de Mexico S.A.B de C.V.	20,679,839	21,305,597

Total Mexico		127,444,224	132,806,516

Panama (0.96%)
250,000	Copa Holdings SA, Cl A	14,555,602	16,937,500

Peru (0.39%)
52,381	Credicorp, Ltd.	5,524,415	6,862,435

Philippines (3.50%)
23,505,000	Ayala Land, Inc.	16,156,708	17,994,381
7,750,000	BDO Unibank, Inc.	16,674,837	17,218,482
125,000,000	Metro Pacific Investments Corp.	13,459,244	15,935,498
2,200,000	Universal Robina Corp.	5,676,759	10,358,562

Total Philippines		51,967,548	61,506,923

Russia (1.13%)
1,000,000	Sberbank of Russia, ADR	5,302,367	6,940,000
850,000	Yandex N.V., Cl A1	11,527,733	13,022,000

Total Russia		16,830,100	19,962,000

Singapore (0.97%)
12,000,918	Global Logistic Properties Ltd.	24,370,088	17,139,717

South Africa (7.17%)
900,100	AngloGold Ashanti Ltd., ADR[1]	9,392,823	12,322,369
810,700	Aspen Pharmacare Holdings Ltd.	21,827,587	17,581,571
975,138	Bidvest Group Ltd.	25,240,202	24,636,456
1,250,000	Mr Price Group Ltd.	21,770,592	15,022,437
525,000	Sasol Limited	17,803,578	15,701,194
371,500	Sasol Limited, ADR	12,565,087	10,974,110
4,550,000	Steinhoff International Holdings N.V.	20,090,511	29,847,965

Total South Africa		128,690,380	126,086,102

Shares		Cost	Value

Common Stocks (continued)

Taiwan, Province of China (9.06%)
1,400,231	Eclat Textile Co., Ltd.	$17,008,749	$18,425,237
12,001,000	Far EasTone Telecommunications Co., Ltd.	26,332,245	26,885,163
1,800,000	Ginko International Co., Ltd.	26,770,922	17,953,020
1,000,715	HIWIN Technologies Corp.	7,847,073	4,430,832
3,400,934	Makalot Industrial Co. Ltd.	19,946,254	20,447,450
1,100,000	MediaTek, Inc.	16,317,170	8,442,083
4,700,000	Novatek Microelectronics Corp.	20,472,210	18,911,571
1,675,000	Taiwan Semiconductor Manufacturing Company Ltd., ADR	35,096,254	43,885,000

Total Taiwan, Province of China		169,790,877	159,380,356

Thailand (0.71%)
100,000	Bangkok Bank PCL, Cl F2	629,574	517,339
2,351,000	Bangkok Bank Public Co., Ltd., NVDR	13,146,338	12,028,994

Total Thailand		13,775,912	12,546,333

United Kingdom (0.26%)
20,996,223	Lekoil Ltd.[1]	11,970,580	4,523,371

United States (0.47%)
3,500,219	TerraForm Global, Inc., Cl A	33,265,281	8,330,521

Total Common Stocks		1,577,330,813	1,563,403,035

Preferred Stocks (0.02%)

India (0.02%)
30,983,400	Zee Entertainment Enterprises Ltd., 6% due 3/5/2022	367,971	425,760

Principal Amount

Convertible Bonds (0.37%)

China (0.37%)
$50,000,000	Biostime International Holdings Ltd., 0.00% due 02/20/2019[1,2]	6,590,206	6,509,955

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (9.72%)

$170,932,646	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2016, 0.03% due 4/1/2016; Proceeds at maturity - $170,932,789; (Fully collateralized by $163,140,000 U.S. Treasury Note, 2.50% due 5/15/2024; Market value - $174,355,875)[2]	$170,932,646	$170,932,646

Total Investments (98.98%)		$1,755,221,636	1,741,271,396

Cash and Other Assets Less Liabilities (1.02%)			17,891,658

Net Assets			$1,759,163,054

Retail Shares (Equivalent to $10.65 per share based on 58,719,186 shares outstanding)			$625,445,914

Institutional Shares (Equivalent to $10.68 per share based on 106,145,610 shares outstanding)			$1,133,704,089

R6 Shares (Equivalent to $10.69 per share based on 1,221 shares outstanding)			$13,051

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2016, the market value of Rule 144A securities amounted to $10,470,586 or 0.60% of net assets.

All securities are Level 1, unless otherwise noted.
Summary of Investments by Sector	Percentage
as of March 31, 2016	of Net Assets

Consumer Discretionary	23.1%
Financials	16.6%
Information Technology	15.4%
Consumer Staples	8.4%
Health Care	6.9%
Telecommunication Services	5.7%
Energy	4.2%
Materials	4.0%
Industrials	3.7%
Utilities	1.3%
Cash and Cash Equivalents*	10.7%

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (UNAUDITED)

Shares		Cost	Value

Common Stocks (92.32%)

Consumer Discretionary (2.83%)
	Automobile Manufacturers (2.83%)
10,600	Tesla Motors, Inc.[1]	$2,410,285	$2,435,562

Energy (77.74%)
	Oil & Gas Drilling (1.27%)
18,646	Helmerich & Payne, Inc.	1,368,109	1,094,893

	Oil & Gas Equipment & Services (11.67%)
21,750	Core Laboratories N.V.[2]	2,747,736	2,444,918
94,096	Halliburton Co.	4,288,707	3,361,109
44,031	Oil States International, Inc.[1]	1,708,667	1,387,857
38,900	Schlumberger Limited	2,914,266	2,868,875

		11,659,376	10,062,759
	Oil & Gas Exploration & Production (39.63%)
53,999	Concho Resources, Inc.[1]	5,624,531	5,456,059
293,800	Encana Corp.[2]	1,665,005	1,789,242
24,568	EOG Resources, Inc.	2,047,484	1,783,145
1,592,154	Lekoil Ltd. (United Kingdom)[1,2]	997,876	343,010
227,400	Memorial Resource Development Corp.[1]	2,871,490	2,314,932
145,400	Newfield Exploration Co.[1]	4,388,525	4,834,550
101,549	Noble Energy, Inc.	4,235,047	3,189,654
266,400	Parsley Energy, Inc., Cl A1	4,612,134	6,020,640
239,100	Rice Energy Inc.[1]	2,348,248	3,337,836
175,500	RSP Permian, Inc.[1]	4,234,738	5,096,520

		33,025,078	34,165,588
	Oil & Gas Refining & Marketing (6.25%)
62,456	Marathon Petroleum Corp.	2,580,508	2,322,114
47,800	Valero Energy Corporation	3,299,041	3,065,892

		5,879,549	5,388,006
	Oil & Gas Storage & Transportation (18.92%)
59,611	Dominion Midstream Partners, L.P.	1,554,380	2,011,871
338,100	Energy Transfer Equity L.P.	4,818,662	2,410,653
47,535	Golar LNG Ltd.[2]	1,217,419	854,204
32,300	MPLX LP	1,031,195	958,987
70,000	PBF Logistics LP	1,295,000	1,318,800
214,904	Scorpio Tankers, Inc.[2]	1,943,453	1,252,890
Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Storage & Transportation (continued)
11,479	Shell Midstream Partners, L.P.	$264,017	$420,246
65,940	Tallgrass Energy Partners, LP	1,895,028	2,526,821
59,200	Targa Resources Corp.	1,697,593	1,767,712
42,700	Valero Energy Partners LP	1,747,590	2,022,272
21,376	Western Gas Equity Partners LP	1,013,741	761,841

		18,478,078	16,306,297

Total Energy		70,410,190	67,017,543

Industrials (2.11%)
	Construction & Engineering (2.11%)
74,702	Primoris Services Corp.	1,531,847	1,815,259

Information Technology (4.34%)
	Application Software (2.03%)
48,400	Aspen Technology, Inc.[1]	1,898,803	1,748,692

	Semiconductor Equipment (2.31%)
79,200	SolarEdge Technologies, Inc.[1]	1,982,440	1,991,088

Total Information Technology		3,881,243	3,739,780

Materials (3.83%)
	Commodity Chemicals (0.82%)
35,832	Westlake Chemical Partners LP	925,104	705,891

	Specialty Chemicals (3.01%)
354,252	Flotek Industries, Inc.[1]	4,152,735	2,596,667

Total Materials		5,077,839	3,302,558

Utilities (1.47%)
	Renewable Electricity (1.47%)
231,926	TerraForm Global, Inc., Cl A	3,085,181	551,984
82,910	TerraForm Power, Inc., Cl A	1,952,438	717,171

Total Utilities		5,037,619	1,269,155

Total Common Stocks		88,349,023	79,579,857

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (9.52%)

$8,208,551	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2016, 0.03% due 4/1/2016; Proceeds at maturity - $8,208,558; (Fully collateralized by $8,260,000 U.S. Treasury Note, 2.00% due 8/15/2025; Market value - $8,373,575)[3]	$8,208,551	$8,208,551

Total Investments (101.84%)		$96,557,574	87,788,408

Liabilities Less Cash and Other Assets (-1.84%)			(1,582,788)

Net Assets			$86,205,620

Retail Shares (Equivalent to $6.75 per share based on 8,931,472 shares outstanding)			$60,286,584

Institutional Shares (Equivalent to $6.82 per share based on 3,799,537 shares outstanding)			$25,919,036

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (UNAUDITED)

Shares		Cost	Value

Common Stocks (100.30%)

Brazil (2.54%)
23,517	Cetip SA - Mercados Organizados	$244,353	$262,597

Canada (4.38%)
1,107	Constellation Software, Inc.	338,746	453,275

China (15.33%)
5,575	Alibaba Group Holding Ltd., ADR[1]	469,807	440,592
1,517	Baidu, Inc., ADR[1]	219,237	289,565
7,334	Ctrip.com International Ltd., ADR[1]	220,096	324,603
10,707	TAL Education Group, ADR[1]	307,547	531,924

Total China		1,216,687	1,586,684

India (0.36%)
3,199	Just Dial Ltd.	48,283	37,022

Indonesia (5.04%)
1,116,770	Sarana Menara Nusantara Tbk PT1	321,392	370,572
343,836	Tower Bersama Infrastructure Tbk PT1	157,981	151,044

Total Indonesia		479,373	521,616

Israel (9.91%)
3,964	Check Point Software Technologies Ltd.[1]	307,720	346,731
6,900	Mellanox Technologies Ltd.[1]	267,115	374,877
8,164	Mobileye N.V.[1]	413,789	304,436

Total Israel		988,624	1,026,044

Netherlands (1.86%)
1,898	ASML Holding N.V.	143,850	192,821

South Africa (4.30%)
3,193	Naspers Limited, Cl N	445,555	445,739

United Kingdom (7.72%)
10,079	ARM Holdings plc	158,166	146,786
59,967	JUST EAT plc[1]	258,537	324,960
82,876	Worldpay Group plc, 144A1	303,127	327,453

Total United Kingdom		719,830	799,199

United States (48.86%)
9,405	Acxiom Corp.[1]	185,152	201,643
4,248	Aerie Pharmaceuticals, Inc.[1]	78,095	51,656
703	Allergan plc[1]	212,923	188,425
1,316	Alphabet, Inc., Cl C1	758,965	980,354
Shares		Cost	Value

Common Stocks (continued)

United States (continued)
1,553	Amazon.com, Inc.[1]	$475,611	$921,923
1,550	athenahealth, Inc.[1]	225,779	215,109
4,399	Benefitfocus, Inc.[1]	117,819	146,707
3,485	EPAM Systems, Inc.[1]	250,640	260,225
6,777	Facebook, Inc., Cl A1	310,088	773,256
13,889	FireEye, Inc. [1]	493,267	249,863
6,725	Glaukos Corp. [1]	150,392	113,383
1,954	Illumina, Inc.[1]	122,487	316,763
4,711	Pacira Pharmaceuticals, Inc.[1]	304,199	249,589
157	The Priceline Group, Inc.[1]	118,920	202,367
28,070	TerraForm Global, Inc., Cl A	400,000	66,807
6,118	Westlake Chemical Partners LP	164,098	120,524

Total United States		4,368,435	5,058,594

Total Investments (100.30%)		$8,993,736	10,383,591

Liabilities Less Cash and Other Assets (-0.30%)			(30,848)

Net Assets			$10,352,743

Retail Shares (Equivalent to $13.22 per share based on 421,852 shares outstanding)			$5,575,694

Institutional Shares (Equivalent to $13.31 per share based on 358,964 shares outstanding)			$4,777,049

%	Represents percentage of net assets.
[1]	Non-income producing securities.
ADR	American Depositary Receipt.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2016, the market value of Rule 144A securities amounted to $327,453 or 3.16% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of March 31, 2016	of Net Assets

Information Technology	56.5%
Consumer Discretionary	23.4%
Health Care	11.0%
Telecommunication Services	5.0%
Financials	2.5%
Materials	1.2%
Utilities	0.7%
Cash and Cash Equivalents	(0.3)%

100.0%

See Notes to Schedules of Investments.

Baron Select Funds	March 31, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund and Baron Energy and Resources Fund, which are non-diversified; and Baron International Growth Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund, which are diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships (“MLPs”) of any market capitalization.

Each Fund offers Retail Shares and Institutional Shares. Baron Real Estate Fund and Baron Emerging Markets Fund began offering R6 Shares on January 29, 2016. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Money market instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their net asset value each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service that utilizes a systematic methodology to provide the Adviser with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

Baron Select Funds	March 31, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At March 31, 2016, the Funds did not have any securities on loan.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

f) Fund Diversification and Concentration. Certain of the Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

3. RESTRICTED SECURITIES

At March 31, 2016, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2016, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value

Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$6,290,678
(Cost $1,832,926) (0.37% of Net Assets)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•	Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

Baron Select Funds	March 31, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FAIR VALUE MEASUREMENTS (Continued)

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
	Quoted Prices in Active
	Markets for Identical	Other Observable	Unobservable
Description	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total

Common Stocks†	$2,116,183,599	$-	$-	$2,116,183,599
Private Equity Investments	-	-	6,290,678	6,290,678
Short Term Investments	-	466,250	-	466,250

Total Investments	$2,116,183,599	$466,250	$6,290,678	$2,122,940,527

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2016. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended March 31, 2016.

	Baron Focused Growth Fund
	Quoted Prices in Active
	Markets for Identical	Other Observable	Unobservable Inputs
Description	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total

Common Stocks†	$159,383,479	$-	$-	$159,383,479
Preferred Stocks	-	6,590,765	-	6,590,765
Short Term Investments	-	12,298,444	-	12,298,444

Total Investments	$159,383,479	$18,889,209	$-	$178,272,688

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2016. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended March 31, 2016.

	Baron International Growth Fund
	Quoted Prices in Active
	Markets for Identical	Other Observable	Unobservable Inputs
Description	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total

Common Stocks†	$80,475,736	$-	$-	$80,475,736
Short Term Investments	-	4,398,675	-	4,398,675

Total Investments	$80,475,736	$4,398,675	$-	$84,874,411

$23,446,056 was transferred out of Level 2 into Level 1 at March 31, 2016 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $428,769 was transferred out of Level 2 into Level 1 at March 31, 2016 due to the expiration of a lock-up restriction. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Real Estate Fund
	Quoted Prices in Active
	Markets for Identical	Other Observable	Unobservable Inputs
Description	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total

Common Stocks†	$1,451,511,645	$-	$-	$1,451,511,645
Short Term Investments	-	22,162,551	-	22,162,551

Total Investments	$1,451,511,645	$22,162,551	$-	$1,473,674,196

$15,775,566 was transferred out of Level 2 into Level 1 at March 31, 2016 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Emerging Markets Fund
	Quoted Prices in Active
	Markets for Identical	Other Observable	Unobservable Inputs
Description	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total

Common Stocks†	$1,562,885,696	$517,339	$-	$1,563,403,035
Preferred Stocks	425,760	-	-	425,760
Convertible Bonds	-	6,509,955	-	6,509,955
Short Term Investments	-	170,932,646	-	170,932,646

Total Investments	$1,563,311,456	$177,959,940	$-	$1,741,271,396

$347,552,095 was transferred out of Level 2 into Level 1 at March 31, 2016 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $8,330,521 was transferred out of Level 2 into Level 1 at March 31, 2016 due to the expiration of a lock-up restriction. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

Baron Select Funds	March 31, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FAIR VALUE MEASUREMENTS (Continued)
	Baron Energy and Resources Fund
	Quoted Prices in Active
	Markets for Identical	Other Observable	Unobservable Inputs
Description	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total

Common Stocks†	$79,579,857	$-	$-	$79,579,857
Short Term Investments	-	8,208,551	-	8,208,551

Total Investments	$79,579,857	$8,208,551	$-	$87,788,408

$551,984 was transferred out of Level 2 into Level 1 at March 31, 2016 due to the expiration of a lock-up restriction. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Global Advantage Fund
	Quoted Prices in Active
	Markets for Identical	Other Observable	Unobservable Inputs
Description	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total

Common Stocks†	$10,383,591	$-	$-	$10,383,591

Total Investments	$10,383,591	$-	$-	$10,383,591

$784,213 was transferred out of Level 2 into Level 1 at March 31, 2016 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $66,807 was transferred out of Level 2 into Level 1 at March 31, 2016 due to the expiration of a lock-up restriction. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

† See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

Baron Partners Fund
Investments in Securities	Balance as of December 31, 2015	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2016	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2016

Private Equity
Investments
Financials	$6,442,261	$-	$-	$(151,583)	$-	$-	$-	$-	$6,290,678	$(151,583)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of March 31, 2016, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund	Baron Energy and Resources Fund	Baron Global Advantage Fund

Cost of investments	$1,421,296,448	$139,899,115	$65,916,239	$1,272,990,020	$1,755,221,636	$96,557,574	$8,993,736

Gross tax unrealized appreciation	$767,028,838	$43,299,263	$23,059,459	$214,680,858	$175,598,044	$5,761,589	$2,331,398
Gross tax unrealized depreciation	(65,384,759)	(4,925,690)	(4,101,287)	(13,996,682)	(189,548,284)	(14,530,755)	(941,543)

Net tax unrealized appreciation (depreciation)	$701,644,079	$38,373,573	$18,958,172	$200,684,176	$(13,950,240)	$(8,769,166)	$1,389,855

Item 2.  Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON

Ronald Baron
Chief Executive Officer

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON

Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG

Peggy Wong
Treasurer and Chief Financial Officer

Date: May 26, 2016